Taxation - Income taxes (Details) ¥ in Thousands, $ in Millions	12 Months Ended			24 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2020 HKD ($)
Income taxes
Valuation allowance	¥ 224,527	¥ 220,052	¥ 275,633
Cayman Islands
Income taxes
Withholding tax	¥ 0
Philippines
Income taxes
Income tax rate (as a percent)	25.00%
Philippines | Philippines Co II
Income taxes
Percentage of exemption from corporate income tax	100.00%
Income tax holiday (in years)	P4Y
Philippines | Philippines Co I and Philippines Co III
Income taxes
Income tax rate (as a percent)	25.00%
Value Added Tax Rate	12.00%
Philippines | Philippines Co I, Philippines Co II and Philippines Co III
Income taxes
Withholding tax rate on dividends	25.00%
PRC
Income taxes
Income tax rate (as a percent)	25.00%	25.00%	25.00%
Withholding tax rate on dividends	10.00%
First HK$2 million of profits | Hong Kong
Income taxes
Income tax rate (as a percent)		8.25%	8.25%
Profits earned by subsidiaries | $				$ 2.0
Remaining profits | Hong Kong
Income taxes
Income tax rate (as a percent)		16.50%	16.50%